Capital Management - Summary of Regulatory Capital and Capital Ratios (Detail) - CAD ($) $ in Millions		Jan. 31, 2026	Oct. 31, 2025
Capital
Common Equity Tier 1 capital	[1]	$ 62,972	$ 62,752
Net Tier 1 capital	[1]	72,956	72,790
Total regulatory capital	[1]	80,797	80,908
Total loss absorbing capacity (TLAC)	[1],[2]	135,635	138,049
Risk-weighted assets/exposures used in calculation of capital ratios
Risk-weighted assets	[1]	474,253	474,453
Leverage exposures	[1],[3]	$ 1,642,918	$ 1,622,415
Regulatory ratios
Common Equity Tier 1 capital ratio	[1]	13.30%	13.20%
Tier 1 capital ratio	[1]	15.40%	15.30%
Total capital ratio	[1]	17.00%	17.10%
Total loss absorbing capacity ratio	[1],[2]	28.60%	29.10%
Leverage ratio	[1],[3]	4.40%	4.50%
Total loss absorbing capacity leverage ratio	[1],[2]	8.30%	8.50%

[1]	The Q1 2026 regulatory capital ratios are based on Basel III requirements as determined in accordance with OSFI Guideline – Capital Adequacy Requirements (November 2025). The prior period regulatory capital ratios were based on Basel III requirements as determined in accordance with OSFI Guideline – Capital Adequacy Requirements (November 2023).
[2]	This measure has been disclosed in this document in accordance with OSFI Guideline – Total Loss Absorbing Capacity (September 2018).
[3]	The leverage ratios are based on Basel III requirements as determined in accordance with OSFI Guideline – Leverage Requirements (February 2023).